Stock Option Plans	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans
7.	Stock Option Plans

2008 Long Term Incentive Plan

During 2008, the Company adopted the 2008 Long Term Incentive Plan, which allows for incentive stock options for its employees and nonqualified stock options (inclusive of restricted stock units and stock appreciation rights) (the “2008 Plan”) for employees and nonemployees under which an aggregate of 330,582 stock options and stock purchase rights may be granted. In December 2013, the total amount available for grant under the 2008 Plan was increased by 224,200 to 554,782. In March 2014, the Company’s board of directors approved an increase of 115,153 shares available for grant pursuant to the 2008 Plan to 669,935. In March 2015, the total amount of available to grant under the 2008 Plan was increased in conjunction with the Company’s offering of Series D preferred stock by 391,650 shares to 1,061,585. Options under the 2008 Plan have a maximum life of 10 years from the date of grant. Options vest at various intervals, as determined by the Company’s board of directors at the date of grant.

2015 Equity Incentive Plan

In August 2015, the Company’s board of directors approved the 2015 Equity Incentive Award Plan (the “2015 Plan”), which was effective in connection with the pricing of the IPO on September 30, 2015. The 2015 Plan provides for the granting of a variety of stock-based compensation awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, deferred stock awards, dividend equivalent awards, stock payment awards, performance awards and other stock-based awards. The 2015 Plan is the successor to the 2008 Plan and the 462,934 options outstanding in the 2008 Plan at March 31, 2017 may be transferred to the 2015 Plan if awards thereunder terminate, expire or lapse for any reason without the delivery of shares to the holder thereof. As of March 31, 2017, 316,932 shares have been transferred from the 2008 Long Term Incentive Plan to the 2015 Equity Incentive Plan for awards that have terminated, expired, or lapsed. Under the 2015 Plan, 1,671,800 shares of the Company’s common stock were initially authorized and reserved for issuance. Since inception, an additional 2,083,596 shares of the Company’s common stock has been authorized and reserved for issuance, for a total of 4,535,263 authorized for grant under the 2015 Plan at March 31, 2017.

2015 Employee Stock Purchase Plan

In August 2015, the Company’s board of directors approved the 2015 Employee Stock Purchase Plan (the “ESPP”), which was effective in connection with the pricing of the IPO on September 30, 2015. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP generally provides for set offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. Shares available for future purchase under the ESPP were 369,960 at March 31, 2017; however, as of December 2016, the Company has suspended future issuances of the Company’s common stock under the ESPP plan.

Stock Option Activity

The Company’s stock option activity for the three months ended March 31, 2017 was as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Life (years)
Outstanding at December 31, 2016	1,905,214	$5.39	7.49
Granted	—	—
Exercised	(15,300)	1.65
Forfeited/canceled	(278,593)	5.52

Outstanding at March 31, 2017	1,611,321	$5.40	8.12

Options exercisable at March 31, 2017	692,798	$5.45	7.30

Stock Compensation Expense

Total stock-based compensation expense for the three and three months ended March 31, 2017 was recognized as follows in the statements of comprehensive loss (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development expense	$41	$171
General and administrative expense	323	276

Total stock based compensation	$364	$447

As of March 31, 2017, there was approximately $2.9 million of unrecognized compensation cost related to the stock options granted under the 2015 Plan, which is expected to be amortized over a weighted-average period of 2.4 years. There were no restricted stock units or stock appreciation rights granted under the 2015 Plan as of March 31, 2017.

8.	Stock Option Plans

2008 Long Term Incentive Plan

During 2008, the Company adopted the 2008 Long Term Incentive Plan, which allows for incentive stock options for its employees and nonqualified stock options (inclusive of restricted stock units and stock appreciation rights) (the “2008 Plan”) for employees and nonemployees under which an aggregate of 330,582 stock options and stock purchase rights may be granted. In December 2013, the total amount available for grant under the 2008 Plan was increased by 224,200 to 554,782. In March 2014, the Company’s board of directors approved an increase of 115,153 shares available for grant pursuant to the 2008 Plan to 669,935. In March 2015, the total amount of available to grant under the 2008 Plan was increased in conjunction with the Company’s offering of Series D preferred stock by 391,650 shares to 1,061,585. Options under the 2008 Plan have a maximum life of 10 years. Options vest at various intervals, as determined by the Company’s board of directors at the date of grant.

2015 Equity Incentive Plan

In August 2015, the Company’s board of directors approved the 2015 Equity Incentive Award Plan, (the “2015 Plan”), which was effective in connection with the pricing of the IPO on September 30, 2015. The 2015 Plan provides for the granting of a variety of stock-based compensation awards, including stock options, stock appreciation rights, or SARs, restricted stock awards, restricted stock unit awards, deferred stock awards, dividend equivalent awards, stock payment awards, performance awards and other stock-based awards. The 2015 Plan is the successor to the 2008 Plan and the 706,656 options outstanding in the 2008 Plan at December 31, 2016 may be transferred to the 2015 Plan if awards thereunder terminate, expire or lapse for any reason without the delivery of shares to the holder thereof. As of December 31, 2016, 88,510 shares have been transferred from the 2008 Long Term Incentive Plan to the 2015 Equity Incentive Plan for awards that have terminated, expired or lapsed. Under the 2015 Plan, 1,671,800 shares of the Company’s common stock were initially authorized and reserved for issuance. In addition, 1,041,527 shares of the Company’s common stock were authorized and reserved for issuance in the first quarter of 2016, for a total of 2,801,836 authorized for grant under the 2015 Plan at December 31, 2016.

2015 Employee Stock Purchase Plan

In August 2015, the Company’s board of directors approved the 2015 Employee Stock Purchase Plan (the “ESPP”), which was effective in connection with the pricing of the IPO on September 30, 2015. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP generally provides for set offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. Employees exercised their option to purchase 5,525 shares of common stock under the ESPP as of December 31, 2016. Shares available for future purchase under the ESPP were 369,960 at December 31, 2016; however, the Company has suspended future issuances of Mirna Therapeutics, Inc. common stock under the ESPP plan.

Stock Option Activity

The Company’s stock option activity for the years ended December 31, 2016, 2015, and 2014 was as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Contractual Life (years)
Outstanding at December 31, 2013	354,833	$2.40	8.80
Granted	234,447	8.10
Exercised	(80,816)	2.40
Forfeited/canceled	(7,553)	4.70

Outstanding at December 31, 2014	500,911	4.95	8.85
Granted	1,057,082	6.82
Exercised	(28,516)	2.36
Forfeited/canceled	(18)	7.50

Outstanding at December 31, 2015	1,529,459	6.28	9.00
Granted	928,250	4.41
Exercised	(5,313)	1.65
Forfeited/canceled	(547,182)	6.26

Outstanding at December 31, 2016	1,905,214	$5.39	7.49

Options Exercisable at December 31, 2016	838,922	$5.45	5.57

The total intrinsic value of options exercised during the years ended December 31, 2016, 2015 and 2014 was $13,000, $160,000, and $383,000, respectively. The intrinsic value of options exercisable and total options outstanding at December 31, 2016 was $28,000 and $28,000, respectively. The total fair value of options vested during the years ended December 31, 2016, 2015 and 2014 was $1,524,000, $858,000 and $198,000, respectively.

Stock Based Compensation Expense

Total stock-based compensation expense was allocated as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Research and development expense	$372	$306	$110
General and administrative expense	1,220	679	298

	$1,592	$985	$408

There was approximately $3.5 million of unrecognized compensation cost related to the stock options granted under the 2015 Plan, which is expected to be amortized over the next 2.6 years. There were no restricted stock units or stock appreciation rights granted under the 2015 Plans of December 31, 2016.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar companies. The Company has limited stock option exercise information. Accordingly, the expected term of stock options granted was calculated using the simplified method, which represents the average of the contractual term of the stock option and the weighted-average vesting period of the stock option. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate for periods within the expected life of the stock option is based upon the U.S. Treasury yield curve in effect at the time of grant.

The assumptions used in the Black-Scholes option-pricing model for stock option grants during the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
	2016	2015	2014
Expected life (in years)	5.5 - 6.1	5.9 - 6.7	5.8 - 6.1
Risk-free interest rate	1.1% - 1.6%	1.6% - 2.0%	1.8% - 2.8%
Expected volatility	76.9% - 79.5%	77.5% - 84.7%	75.3% - 85.4%
Expected dividend yield	—	—	—
Weighted-average grant date fair value per share	$2.97	$4.73	$5.40

No related tax benefits were recognized for the years ended December 31, 2016, 2015 or 2014.